Notes to the income statement - Narratives (Details) € in Millions, $ in Millions					6 Months Ended
	Jul. 19, 2023 USD ($) $ / €	Jul. 19, 2023 EUR (€) $ / €	May 22, 2023 USD ($)	May 22, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)
Notes to the income statement
Tax credits of current year						€ 3.6
Inventiva Inc.
Notes to the income statement
Research tax credits receivable from current tax year						€ 1.0
Licensing and collaboration agreement with CTTQ
Notes to the income statement
Amount invoiced to counterparty			$ 2.1	€ 1.9	$ 2.1
Amount invoiced to counterparty for milestone payment			2.0	1.8
Amount invoiced to counterparty for additional payment			$ 0.1	€ 0.1
Amount received on licensing arrangements	$ 1.9	€ 1.7
Amount received attributable to withholding taxes	$ 0.2	€ 0.2			$ 0.1
Exchange rate on invoice	1.082	1.082				1.082
Reinvoicing of share of costs incurred included in other income						€ 0.3
Service contract with Avant Sante [Member]
Notes to the income statement
Reinvoicing of specific costs related to CRO accrued liabilities included in other income						€ 0.7